Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies
Basis of Presentation and Principles of Consolidation
The accompanying unaudited condensed consolidated financial statements have been prepared pursuant to accounting principles generally accepted in the United States of America (“U.S. GAAP”).
The condensed consolidated financial statements as of March 31, 2021 are unaudited. The condensed consolidated balance sheet as of December 31, 2020, included herein was derived from the audited consolidated financial statements as of that date. Certain information and note disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. As such, the information included herein should be read in conjunction with the consolidated financial statements and accompanying notes as of and for the year ended December 31, 2020 (the “audited consolidated financial statements”).
The unaudited condensed consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements and reflect, in management’s opinion, all adjustments of a normal, recurring nature that are necessary for the fair statement of the Company’s balance sheet, results of operations, and cash flows for the three-month periods, but are not necessarily indicative of the results expected for the full fiscal year or any other period.

The unaudited condensed consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries, and variable interest entities in which it holds a controlling financial interest. All intercompany transactions and balances have been eliminated in these condensed consolidated financial statements.
For the three months ended March 31, 2021 and 2020, the Company had operations primarily in the United States and immaterial operations in the United Kingdom.
There have been no changes to the Company’s significant accounting policies described in the audited consolidated financial statements for the year ended December 31, 2020, that have had a material impact on these condensed consolidated financial statements and related notes.
The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The more significant estimates and assumptions by management include, among others, valuation of inventory, valuation and recognition of stock-based compensation expense, valuation and recognition of warrants, and estimates in capitalization of website development and internal-use
software costs. Management believes that the estimates and judgments upon which it relies, are reasonable based upon information available to it at the time that these estimates and judgments were made. Actual results experienced by the Company may differ from management’s estimates. To the extent that there are material differences between these estimates and actual results, the Company’s condensed consolidated financial statements will be affected.
Investments
Available-for-sale
debt instruments with original maturities at the date of purchase greater than three months and remaining maturities of less than one year are classified as short-term investments.
Available-for-sale
debt instruments with original maturities at the date of purchase and remaining maturities of greater than one year are classified as long-term investments. The Company intends to sell such investments at or close to maturity.
The investments, if any, are designated as
available-for-sale
and are reported at fair value, with unrealized gains and losses, net of tax, recorded in other comprehensive income on the consolidated statements of operations and comprehensive loss, except as noted in the Other-Than-Temporary Impairment section that follows. The Company determines the cost of the investment sold based on specific identification at the individual security level. The Company records the interest income and realized gains and losses on the sale of these instruments within other (expense) income, net on the condensed consolidated statements of operations and comprehensive loss.
Other-Than-Temporary Impairment
The Company’s investments are subject to a periodic impairment review. Investments are considered impaired when the fair value is below the investment’s adjusted cost basis. This would occur for marketable debt instruments when the fair value is below amortized cost and the Company intends to sell the instrument, when it is more likely than not that the Company will be required to sell the instrument before recovery of its amortized cost basis, or when the Company does not expect to recover the entire amortized cost basis of the instrument (a credit loss exists). When the Company does not expect to recover the entire amortized cost basis of the instrument, it separates other-than-temporary impairments into amounts representing credit losses, which are recognized in other (expense) income, net, and amounts related to all other factors, which are recognized in other comprehensive (loss) income on the condensed consolidated statements of operations and comprehensive loss. The Company incurred no other-than-temporary impairments on investments for the three months ended March 31, 2021 or 2020.
Inventory
Inventory primarily consists of finished goods and raw materials that are located at Company-managed and third-party fulfillment warehouses. Inventory is stated at the lower of cost and net realizable value and inventory cost is determined by the weighted average cost method. The Company reserves for expired, slow-moving, and excess inventory by estimating the net realizable value based on the potential future use of such inventory. Management monitors inventory to identify events that would require impairment due to slow-moving, expired, or obsolete inventory and reduces the value of inventory when required. Obsolete inventory balances are written off against the inventory allowance when management determines that the inventory cannot be sold. The Company recorded write-offs of less than $0.1 million for the three months ended March 31, 2021 and $0.1 million for the three months ended March 31, 2020.
Revenue Recognition
The Company recognizes revenue in accordance with Accounting Standards Codification Topic (“ASC”) 606,
Revenue from Contracts with Customers
, when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.
The Company’s consolidated revenue primarily comprises of online sales of health and wellness products through the Company’s website, including prescription and nonprescription products. In contracts that contain prescription products, revenue also includes medical consultation services. Additionally, starting in March 2020, the Company began selling its products to a new wholesale partner.
Revenue consists of the following (in thousands):

	For the Three Months Ended March 31,
	2021	2020
Online	$50,680	$28,524
Wholesale	1,634	1,539

Total revenue	$52,314	$30,063

For online revenue, the Company defines its customer as an individual who purchases products or services through the website. For wholesale revenue, Company defines its customer as a wholesale partner. The transaction price in the Company’s contracts with customers is the total amount of consideration to which the Company expects to be entitled in exchange for transferring products or services to the customer.
The Company’s contracts that contain prescription products include two performance obligations: access to (i) products and (ii) consultation services. The Company’s contracts that do not contain prescription products have a single performance obligation. Revenue is recognized at the time the related performance obligation is satisfied by transferring the promised product to the customer and, in contracts that contain services, by the provision of consultation services to the customer. The Company satisfies its performance obligation for products at a point in time, which is upon delivery of the products to a third-party carrier. The Company satisfies its performance obligation for services over the period of the consultation service, which is typically a few days. The customer obtains control of the products and services upon the Company’s completion of its performance obligations.

For contracts with multiple performance obligations, the transaction price is allocated to each performance obligation on a relative stand-alone selling price basis. The stand-alone selling price is based on the prices at which the Company separately sells the products and services, as well as market and cost plus margin-based estimates. For each of the three months ended March 31, 2021 and 2020, service revenue represented less than 10% of consolidated revenues.
To fulfill its promise to customers for contracts that include professional medical consultations, the Company maintains relationships with various “Affiliated Medical Groups”, which are professional corporations or other professional entities owned by licensed physicians and other professional entities that engage licensed healthcare professionals (medical doctors, physician assistants, nurse practitioners, and mental health providers; collectively referred to as “Providers” or individually, a “Provider”) to provide consultation services. Refer to Note 8 – Variable Interest Entities. The Company accounts for service revenue as a principal in the arrangement with its customers. This conclusion is reached because (i) the Company determines which Affiliated Medical Group and Provider provides the consultation to the customer; (ii) the Company is primarily responsible for the satisfactory fulfillment and acceptability of the services; (iii) the Company incurs costs for consultation services even for visits that do not result in a prescription and the sale of products; and (iv) the Company, at its sole discretion, sets all listed prices charged on its websites for products and services.
Additionally, to fulfill its promise to customers for contracts that include professional medical consultations, the Company maintains relationships with affiliated and third-party pharmacies (“Partner Pharmacies” or individually, a “Partner Pharmacy”) to fill prescriptions that are ordered by the Company’s customers. The Company accounts for prescription product revenue as a principal in the arrangement with its customers. This conclusion is reached because (i) the Company has sole discretion in determining which Partner Pharmacy fills a customer’s prescription; (ii) Partner Pharmacies fill the prescription based on fulfillment instructions provided by the Company, including using the Company’s branded packaging for generic products; (iii) the Company is primarily responsible to the customer for the satisfactory fulfillment and acceptability of the order; (iv) the Company is responsible for refunds of the prescription medication after transfer of control to the customer; and (v) the Company, at its sole discretion, sets all listed prices charged on its website for products and services.
The Company estimates refunds using the expected value method based on historical refunds granted to customers. The Company updates its estimate at the end of each reporting period and recognizes the estimated amount as contra-revenue with a corresponding refund liability. Sales, value-added, and other taxes are excluded from the transaction price and, therefore, from revenue.
The Company has made an accounting policy election to account for shipping and handling activities performed after the control of a product has been transferred to the customer as fulfillment costs, with direct costs to ship products to customers included in cost of revenue. The Company’s contracts with customers do not contain costs to obtain or costs to fulfill contracts with customers in accordance with ASC
340-40,
Other Assets and Deferred Costs—Contracts with Customers
.
For online sales, payment for prescription medication and nonprescription products is typically collected from the customer a few days in advance of product shipment. Contract liabilities are recorded when payments have been received from the customer for undelivered products or services and are recognized as revenue when the performance obligations are later satisfied. Contract liabilities consisting of balances related to customer prepayments are recognized as current deferred revenue on the condensed consolidated balance sheets since the associated revenue will be primarily recognized within the following period. For wholesale arrangements, payments are collected in accordance with contract terms.

Stock-Based Compensation
The fair value of stock options, equity-classified warrants issued to vendors, and restricted stock units (“RSUs”), are measured at the grant date fair value. The fair value of employee stock options and vendor warrants are generally determined using the Black-Scholes Merton (“BSM”) option-pricing model using various inputs, including estimates of expected volatility, term, risk-free rate, and future dividends. Stock options that were granted to the Company’s Chief Executive Officer (“CEO”) with performance and market conditions and earn-out
RSUs were valued using the Monte Carlo simulation model. The Company recognizes compensation costs on a straight-line basis over the requisite service period of the employee and vendor, which is generally the option vesting term of four years for options and warrants that do not have performance or market conditions. Stock options and RSUs with performance conditions are recognized when it is probable that performance criteria will be achieved and compensation cost is recognized using the accelerated attribution method. The Company accounts for forfeitures as they occur.
Warrant Liabilities
The Company classifies Private Placement Warrants and Public Warrants (both defined and discussed in Note 14 – Common Stock) as liabilities in addition to warrants to purchase preferred stock. At the end of each reporting period, changes in fair value during the period are recognized as a component of other (expense) income, net within the consolidated statements of operations and comprehensive loss. The Company will continue to adjust the warrant liability for changes in the fair value until the earlier of a) the exercise or expiration of the warrants or b) the redemption of the warrants, at which time the warrants will be reclassified to additional paid-in
capital.
Leases
The Company currently leases a warehouse facility and previously leased office space under noncancelable lease agreements that are accounted for as operating leases. Rent expense is recorded on a straight-line basis over the lease term. For rent abatement and rent escalation provisions, the Company recognizes the related rent expense on a straight-line basis over the lease term. The difference between cash rent payments and the recognition of straight-line rent expense is recorded as deferred rent and amortized over the lease term.
Recently Adopted Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board (“FASB”) issued ASU
2018-13,
Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement
, which amends ASC 820,
Fair Value Measurement
. This ASU modifies the disclosure requirements for fair value measurements by removing, modifying, or adding certain disclosures. The standard is effective for public companies for annual periods beginning after December 15, 2019, with early adoption permitted for removed disclosures and delayed adoption until fiscal year 2020 permitted for the new disclosures. The Company adopted this disclosure requirement for the year ended December 31, 2020.
Recently Issued Accounting Pronouncements
In February 2016, the FASB issued ASU
2016-02,
Leases (Topic 842)
, which requires lessees to recognize leases on their balance sheets and disclose key information about leasing arrangements. The ASU establishes a right-of-use
(“ROU”) model that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition on the income statement. The standard is effective for smaller reporting companies for annual periods beginning after December 15, 2021 and for interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. In July 2018, the FASB approved an amendment to the new guidance that allows companies the option of using the effective date of the new standard as the initial application (at the beginning of the period in which it is adopted, rather than at the beginning of the earliest comparative period) and to recognize the effects of applying the new ASU as a cumulative effect adjustment to the opening balance sheet or retained earnings. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
to require the measurement of expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. The guidance also amended the impairment model for available-for-sale
debt securities and requires entities to determine whether all or a portion of the unrealized loss on such debt security is a credit loss. In November 2018, ASU
2018-19
was issued which aligns the implementation date for nonpublic entities’ annual financial statements with the implementation date for their interim financial statements and clarifies the scope of the guidance in the amendments in ASU
2016-13
to clarify that receivables arising from operating leases are not within the scope of Credit Losses (Topic 326) and should be accounted for in accordance with Leases (Topic 842). In April 2019, the FASB issued ASU
2019-04
which, among other amendments, allows for certain policy elections and practical expedients related to accrued interest on financial instruments. In November 2019, the FASB issued ASU
2019-10
and ASU
2019-11,
which addressed certain aspects of the guidance related to effective dates, expected recoveries, troubled debt restructurings, accrued interest receivables, and financial assets secured by collateral. In February and March 2020, the FASB also issued ASU
2020-02
and ASU
2020-03,
respectively, which provide certain amendments and improvements to sections of ASU
2016-13.
These standards are effective for smaller reporting companies for annual and interim periods beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.
In December 2019, the FASB issued ASU
2019-12,
Simplifying the Accounting for Income Taxes
, which is intended to improve consistency and simplify several areas of existing guidance. ASU
2019-12
removes certain exceptions to the general principles related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period, and the recognition of deferred tax liabilities for outside basis differences. ASU
2019-12
is effective for annual periods beginning after December 15, 2020 for public entities, including interim periods within those fiscal years. The standard is effective for nonpublic companies for annual periods beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact of this guidance on its consolidated financial statements and as an emerging growth company (“EGC”), has elected to adopt the pronouncement following the effective date for nonpublic companies. The Company does not expect adoption will have a material impact on the Company’s consolidated financial statements.
In October 2020, the FASB issued ASU
2020-10,
Codification Improvements
. The guidance includes amendments to improve the codification by ensuring that all guidance that requires or provides an option for an entity to provide information in the notes to the financial statements is codified in the disclosure section of the codification and to clarify guidance so that entities can apply guidance more consistently on codifications that are varied in nature where the original guidance may have been unclear. ASU
2020-10
is effective for annual periods beginning after December 15, 2020 for public entities, including interim periods within those fiscal years. The standard is effective for nonpublic companies for annual periods beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact of this guidance on its consolidated financial statements and as an EGC, has elected to adopt the pronouncement following the effective date for nonpublic companies.

Note 2—Summary of Significant Accounting Policies
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had approximately $24 and $17,000 in cash equivalents held in the Trust Account as of December 31, 2020 and 2019, respectively.
Marketable Securities Held in Trust Account
The Company’s portfolio of marketable securities is comprised solely of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, classified as trading securities. Trading securities are presented on the balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities is included in gain on marketable securities (net), dividends and interest, held in the Trust Account in the accompanying statement of operations. The estimated fair values of marketable securities held in the Trust Account are determined using available market information.

Fair Value of Financial Instruments
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value.
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.
As of December 31, 2020 and 2019, the carrying values of cash, accounts payable, accrued expenses, and advances from related party approximate their fair values due to the short-term nature of the instruments. The Company’s portfolio of marketable securities held in the Trust Account is comprised mainly of investments in U.S. Treasury securities with an original maturity of 185 days or less. The fair value for trading securities is determined using quoted market prices in active markets.
Use of Estimates
The preparation of the financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future conforming events. Accordingly, the actual results could differ from those estimates.
Offering Costs Associated with the Initial Public Offering
Offering costs consist of legal, accounting, underwriting fees and other costs incurred that are directly related to the Initial Public Offering. Offering costs related to the issuance of shares were recognized in shareholders’ equity while costs associated with the warrant liabilities were charged to expense upon the completion of the Initial Public Offering on July 22, 2019.
Class A Ordinary Shares Subject to Possible Redemption
Class A ordinary shares subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Conditionally redeemable Class A ordinary shares (including Class A ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, Class A ordinary shares are classified as shareholders’ equity. The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, at December 31, 2020 and 2019, 14,097,169 and 18,124,262, respectively, Class A ordinary shares subject to possible redemption are presented as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheets.
Net Income Per Ordinary Share
Net income per share is computed by dividing net income by the weighted-average number of ordinary shares outstanding during the period. The Company has not considered the effect of the warrants sold in the Initial Public Offering and the Private Placement to purchase an aggregate of 10,725,000 of the Company’s Class A ordinary shares in the calculation of diluted income per share, since their inclusion would be anti-dilutive under the treasury stock method.
The Company’s statement of operations includes a presentation of income per share for ordinary shares subject to redemption in a manner similar to the two-class method
of income per share.
Net income per ordinary share, basic and diluted for Class A ordinary shares are calculated by dividing the interest income earned on investments and marketable securities held in the Trust Account of approximately $1.7 million, net of $325,000 annual limit of Regulatory Withdrawal available to be withdrawn from the Trust Account, resulting in a total of approximately $1.4 million for the year ended December 31, 2020, by the weighted average number of Class A ordinary shares outstanding for the period.
Net loss per ordinary share,

basic and diluted
for Class B ordinary shares is calculated by dividing the net loss of approximately $40.3 million, less income attributable to Class A ordinary shares of approximately $1.4 million, resulted in
a net loss of approximately $41.7 million, by the weighted average number of Class B ordinary shares outstanding for the period.
Net income per ordinary share, basic and diluted for Class A ordinary shares are calculated by dividing the interest income earned on investments and marketable securities held in the Trust Account of approximately $1.9 million, net of $325,000 annual limit of Regulatory Withdrawal available to be withdrawn from the Trust Account, resulting in a total of approximately $1.5 million for the period from April 9, 2019 (inception) through December 31, 20
19
, by the weighted average number of Class A ordinary shares outstanding for the period. Net loss per ordinary share, basic and diluted for Class B ordinary shares is calculated by dividing the net income of approximately $6.0 million, less income attributable to Class A ordinary shares of approximately $1.5 million, resulted in
a net loss of approximately $4.5
 million
, by the weighted average number of Class B ordinary shares outstanding for the period.
Warrant Liability
The Company accounts for warrants for shares of the Company’s Class A ordinary shares as liabilities held at fair value on the balance sheet. The warrants are subject to remeasurement at each balance sheet date and any change in fair value is recognized as a component of other income (expense), net on the statement of operations. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of the warrants. At that time, the warrant liability will be reclassified to additional paid-in
capital.
Income Taxes
Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC Topic 740,

Simplifying the Accounting for Income Taxes,

prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of December 31, 2020 and 2019. The Company’s management determined that the Cayman Islands is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties as of December 31, 2020 and 2019. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.
There is currently no taxation imposed on income by the Government of the Cayman Islands. In accordance with Cayman Islands income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s financial statements. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.
Recent Accounting Pronouncements
The Company’s management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.